Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Provisions
Carrying amount at beginning of period	€ 13,593
New or increased provisions	3,386
Initial recognition and changes in estimates	(80)
Accretion discount	199
Reversal of utilized provisions	(1,218)
Reversal of unutilized provisions	(302)
Currency translation differences	344
Changes in scope of consolidation	(618)
Other changes	(37)
Carrying amount at end of period	15,267
Provisions for site restoration, abandonment and social projects
Provisions
Carrying amount at beginning of period	9,621
New or increased provisions	381
Initial recognition and changes in estimates	(80)
Accretion discount	218
Reversal of utilized provisions	(567)
Reversal of unutilized provisions	(5)
Currency translation differences	303
Changes in scope of consolidation	(553)
Other changes	4
Carrying amount at end of period	9,322
Environmental provisions
Provisions
Carrying amount at beginning of period	2,206
New or increased provisions	1,923
Accretion discount	(18)
Reversal of utilized provisions	(364)
Reversal of unutilized provisions	(223)
Currency translation differences	3
Other changes	(24)
Carrying amount at end of period	3,503
Provisions for litigations
Provisions
Carrying amount at beginning of period	452
New or increased provisions	552
Reversal of utilized provisions	(24)
Reversal of unutilized provisions	(51)
Currency translation differences	16
Other changes	2
Carrying amount at end of period	947
Provisions for taxes other than income taxes
Provisions
Carrying amount at beginning of period	211
New or increased provisions	54
Reversal of utilized provisions	(8)
Reversal of unutilized provisions	(2)
Currency translation differences	10
Changes in scope of consolidation	(66)
Other changes	20
Carrying amount at end of period	219
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Carrying amount at beginning of period	295
New or increased provisions	115
Reversal of utilized provisions	(95)
Other changes	12
Carrying amount at end of period	327
Provisions for losses on investments
Provisions
Carrying amount at beginning of period	195
New or increased provisions	37
Currency translation differences	3
Other changes	(46)
Carrying amount at end of period	189
Provisions for Everen (ex OIL) insurance cover
Provisions
Carrying amount at beginning of period	93
New or increased provisions	4
Carrying amount at end of period	97
Miscellaneous other provisions
Provisions
Carrying amount at beginning of period	520
New or increased provisions	320
Accretion discount	(1)
Reversal of utilized provisions	(160)
Reversal of unutilized provisions	(21)
Currency translation differences	9
Changes in scope of consolidation	1
Other changes	(5)
Carrying amount at end of period	€ 663